Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income [Abstract]
Accumulated OCI
The table below presents the changes in accumulated OCI in 2009, 2010 and 2011, net-of-tax.

(Dollars in millions)	Available-for- Sale Debt Securities	Available-for- Sale Marketable Equity Securities	Derivatives	Employee Benefit Plans (1)	Foreign Currency (2)	Total
Balance, December 31, 2008	$(5,956)	$3,935	$(3,458)	$(4,642)	$(704)	$(10,825)
Cumulative adjustment for accounting change – OTTI (3)	(71)	—	—	—	—	(71)
Net change in fair value recorded in accumulated OCI	6,364	2,651	153	318	211	9,697
Net realized (gains) losses reclassified into earnings	(965)	(4,457)	770	232	—	(4,420)
Balance, December 31, 2009	$(628)	$2,129	$(2,535)	$(4,092)	$(493)	$(5,619)
Cumulative adjustments for accounting changes: (3)
Consolidation of certain variable interest entities	(116)	—	—	—	—	(116)
Credit-related notes	229	—	—	—	—	229
Net change in fair value recorded in accumulated OCI	2,210	5,657	(1,108)	(104)	(44)	6,611
Net realized (gains) losses reclassified into earnings	(981)	(1,127)	407	249	281	(1,171)
Balance, December 31, 2010	$714	$6,659	$(3,236)	$(3,947)	$(256)	$(66)
Net change in fair value recorded in accumulated OCI	4,331	(2,539)	(1,567)	(714)	(34)	(523)
Net realized (gains) losses reclassified into earnings	(1,945)	(4,117)	1,018	270	(74)	(4,848)
Balance, December 31, 2011	$3,100	$3	$(3,785)	$(4,391)	$(364)	$(5,437)

(1)	Net change in fair value represents after-tax adjustments based on the final year-end actuarial valuations. For more information on employee benefit plans, see Note 19 – Employee Benefit Plans.

(2)	Net change in fair value represents only the impact of changes in spot foreign exchange rates on the Corporation’s net investment in non-U.S. operations and related hedges.

(3)	For additional information on the adoption of new accounting guidance, see Note 1 – Summary of Significant Accounting Principles and Note 5 – Securities.
Pre-tax amounts included in accumulated OCI for employee benefit plans at December 31, 2011 and 2010 are presented in the table below.

Pre-tax Amounts included in Accumulated OCI

	Qualified Pension Plans		Non-U.S. Pension Plans		Nonqualified and Other Pension Plans		Postretirement Health and Life Plans		Total
(Dollars in millions)	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010
Net actuarial (gain) loss	$6,743	$5,461	$(212)	$(20)	$409	$656	$(59)	$(27)	$6,881	$6,070
Transition obligation	—	—	—	—	—	—	32	63	32	63
Prior service cost (credits)	67	98	3	1	(7)	(15)	33	58	96	142
Amounts recognized in accumulated OCI	$6,810	$5,559	$(209)	$(19)	$402	$641	$6	$94	$7,009	$6,275